Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

November 21, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Northern Funds (the “Trust”) (811-08236; 33-73404)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended and on behalf of the Trust, please accept this letter as certification that the Trust’s Prospectus and Statement of Additional Information for the Northern Multi-Manager Emerging Markets Equity Fund, and the Trust’s Prospectus and Statement of Additional Information for the Northern Multi-Manager Global Real Estate Fund, both dated November 19, 2008, do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 63 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on November 17, 2008 (Accession No. 0001193125-08-237777).

Questions and comments may be directed to the undersigned at (215) 988-1146.

Sincerely yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

Enclosures

cc:	Craig Carberry